Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of composition of income tax expenses

	For the year ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Current income tax expense	3,963	15,079	22,978
Deferred taxation	(54)	(252)	(3,085)
Total	3,909	14,827	19,893

Schedule of reconciliation of the differences between statutory income tax rate and the effective income tax rate

	For the year ended December 31,
	2017	2018	2019
	%	%	%
Statutory EIT rate	25.00	25.00	25.00
Effect of non‑deductible expenses(1)	16.59	3.28	(386.74)
Tax incentives for research and development expense(2)	(6.93)	(7.35)	111.56
Tax incentives for wages of disabled staff	(1.56)	(0.36)	9.89
Change in valuation allowance	—	5.82	(154.03)
Non-taxable item(3)	—	—	47.58
Tax rate difference from statutory rate in other jurisdictions	—	0.40	7.45
Others	(0.06)	—	8.72
Effective income tax rate	33.04	26.79	(330.57)
(1)	It is mainly comprised of share‑based compensation expenses which are permanent differences.
(2)

According to policies promulgated by the State Tax Bureau of the PRC, certain of the Group’s subsidiaries are entitled to tax incentives for research and development expenses at 150% of tax‑deductible research and development expenses in 2017 and 175% of tax‑deductible research and development expenses in 2018 and 2019.

(3)	It is due to the disposal gain arising from the disposal of 36Kr Global Holding.

Schedule of composition of deferred tax assets

	December 31,	December 31,
	2018	2019
	RMB’000	RMB’000
Deferred tax assets - non‑current:
—Net operating tax losses carry forwards	3,231	9,440
—Rental fee adjustment for rent free period	621	584
—Allowances of doubtful accounts	643	3,144
Total deferred tax assets	4,495	13,168
Deferred tax liabilities - non‑current:
—Change in fair value of short‑term investments	(958)	(147)
Total deferred tax liabilities	(958)	(147)
Subtotal	3,537	13,021
Less: valuation allowance	(3,231)	(9,630)
Total deferred tax assets, net	306	3,391